As filed with the Securities and Exchange Commission on July 3, 2014

Securities Act Registration No. 333-171987

Investment Company Act Reg. No. 811-22524

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment ____ Post-Effective Amendment No. 9 and/or	☐ ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10 (Check appropriate box or boxes.) ___________________________________	☒

Precidian ETFs Trust

(Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9, Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

(908) 781-0560

(Registrant’s Telephone Number, including Area Code)

Mark Criscitello Precidian Funds LLC 350 Main St., Suite 9 Bedminster, New Jersey 07921 (Name and Address of Agent for Service)

Copies to:

George Simon, Esq. Foley & Lardner LLP 321 North Clark Street, Suite 2800 Chicago, Illinois 60654-5313	Peter Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue, Suite 3800 Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 5, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until August 5, 2014, the effectiveness of the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement. Post-Effective Amendment No. 5 to the Registration Statement of Precidian ETFs Trust (the “Trust”) relates solely to the ActiveSharesSM Large-Cap Fund, the ActiveSharesSM Mid-Cap Fund and the ActiveSharesSM Multi-Cap Fund. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 5, filed on January 22, 2014, are incorporated by reference.

The prospectus and statement of additional information for the existing series of the Trust, the MAXIS® Nikkei 225 Index Fund, are not changed by the filing of this Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster and State of New Jersey on the 3rd day of July, 2014.

PRECIDIAN ETFS TRUST

(Registrant)

By: /s/ Daniel J. McCabe

Daniel J. McCabe, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Mark S. Criscitello	Trustee	July 3, 2014
Mark S. Criscitello

/s/ Dennis J. DeCore	Trustee	July 3, 2014
Dennis J. DeCore

*	Trustee	July 3, 2014
John V. Sinon

/s/ Daniel J. McCabe	President	July 3, 2014
Daniel J. McCabe	(Principal Executive Officer)

/s/ William Cox	Chief Financial Officer and Treasurer	July 3, 2014
William Cox	(Principal Financial Officer)

*By: /s/ Daniel J. McCabe

  Daniel J. McCabe

  Attorney-in-fact

  July 3, 2014

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. Mccabe and Stuart Thomas, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011.